Debt - Lease liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt [Line Items]
Future minimum lease payments	€ 1,101	€ 1,232
Interest	137	159
Present value of minimum lease payments	963	1,073
Less than one year
Debt [Line Items]
Future minimum lease payments	241	255
Interest	34	35
Present value of minimum lease payments	207	219
Between one and five years
Debt [Line Items]
Future minimum lease payments	556	592
Interest	76	85
Present value of minimum lease payments	479	506
Amount due after 5 years
Debt [Line Items]
Future minimum lease payments	304	385
Interest	27	38
Present value of minimum lease payments	€ 277	€ 347